Feb. 28, 2017
  NATIONWIDE MUTUAL FUNDS
Nationwide Government Money Market Fund

Supplement dated March 13, 2017
to the Prospectus dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Government Money Market Fund

Effective immediately:

1.	The table under the heading "Fees and Expenses" on page 13 of the Prospectus is hereby deleted and replaced with the following:

	Investor Shares	Service Class Shares	Class R6 Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	None	0.15%	None
Other Expenses	0.27%	0.27%	0.12%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.59%	0.74%	0.44%
[1]"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective March 9, 2017.

2.	The table under the heading "Example" on page 13 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Investor shares	$60	$189	$329	$738
Service Class shares	76	237	411	918
Class R6 shares	45	141	246	555